INTEREST IN JOINT VENTURES (Details 2) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2020	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Current assets			$ 78,786	$ 86,822
Non-current assets			539,488	427,568
Current liabilities			(117,901)	(86,792)
Non-current liabilities			(250,179)	(180,337)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents			37,942	32,527	$ 33,498	$ 45,245
Revenue			279,217	331,046	319,018
The above profit (loss) for the year include the following:
Depreciation			(23,849)	(17,529)	(14,094)
Impairment loss			16,282	16,995	0
Interest income			565	1,979	3,787
Interest expense			(16,938)	(11,916)	(6,517)
Income tax			723	685	$ 1,389
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture			622,099	519,067
Goodwill			960	944
Carrying amount of the Group's interest in the joint venture			166	52,475
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Current assets			410	897
Non-current assets			0	10,180
Current liabilities			(21)	(805)
Non-current liabilities			0	(6,300)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents			334	757
Current financial liabilities (excluding trade and other payables and provisions)			(1)	(726)
Non-current financial liabilities (excluding trade and other payables and provisions)			0	(6,300)
Revenue			9,484	2,488
Gross profit (loss)			(376)	(1,290)
Profit (loss) for the year, representing total comprehensive income (loss) for the year			(2,535)	(1,615)
Dividend income from joint venture during the year			536	0
The above profit (loss) for the year include the following:
Depreciation			(711)	(2,102)
Impairment loss			(1,985)	0
Interest expense			(154)	(307)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture			$ 389	$ 3,972
Proportion of the Group's ownership interest in the joint venture			51.00%	51.00%
Other adjustments			$ (31)	$ (31)
Carrying amount of the Group's interest in the joint venture			166	1,995
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Current assets			0	25,941
Non-current assets			0	263,670
Current liabilities			0	(81,118)
Non-current liabilities			0	(49,358)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents			0	25,650
Current financial liabilities (excluding trade and other payables and provisions)			0	(78,507)
Non-current financial liabilities (excluding trade and other payables and provisions)			0	(49,358)
Revenue			4,388	40,929
Gross profit (loss)			(1,993)	6,103
Profit (loss) for the year, representing total comprehensive income (loss) for the year			(3,782)	(3,764)
The above profit (loss) for the year include the following:
Depreciation			(2,477)	(14,020)
Interest income			7	33
Interest expense			(1,674)	(9,029)
Income tax			$ 0	(1)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture				$ 159,135
Proportion of the Group's ownership interest in the joint venture	66.75%	33.50%	33.50%	33.50%
Goodwill				$ 3,575
Other adjustments				(6,405)
Carrying amount of the Group's interest in the joint venture				$ 50,480